                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        December 31, 2002
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------
      This Amendment (Check only one.):   [ ]     is a restatement.
                                          [ ]     adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Eminence Capital, LLC
Address:    200 Park Avenue, Suite 3300
            New York, New York 10166

Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ricky C. Sandler
Title:    Managing Member
Phone:    (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler             New York, New York            February 11, 2002
--------------------             ------------------            -----------------
    [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                        0
                                                 -----------

Form 13F Information Table Entry Total:                  77
                                                 -----------

Form 13F Information Table Value Total:          $1,069,688
                                                 -----------
                                                 (thousands)

List of Other Included Managers:

None

                                                                                  Value
      Name of Issuer                       Title Of Class          Cusip        (X $1,000)     Shares     SH/PRN     Put/Call
      --------------                       --------------          -----        ----------     ------     ------     --------
 1 Abercrombie & Fitch Co                      Common            002896207        59,232     2,895,000    SHARES
 2 Albertson's Inc                             Common            013104104         2,226       100,000    SHARES
 3 Allergan Inc                                Common            018490102         4,322        75,000    SHARES
 4 Allied Capital Corp                         Common            01903Q108         2,183       100,000    SHARES
 5 Alloy Inc                                   Common            019855105         5,065       462,600    SHARES
 6 American Eagle Outfitters                   Common            02553E106         1,378       100,000    SHARES
 7 AmerisourceBergan Corp                      Common            03073E105        28,513       525,000    SHARES
 8 AOL Time Warner                             Common            00184A105        20,174     1,540,000    SHARES
 9 Beckman Coulter Inc                         Common            075811109         1,476        50,000    SHARES
10 Carnival Corp                               Common            143658102        23,703       950,000    SHARES
11 Catalina Marketing Corp                     Common            148867104        21,460     1,160,000    SHARES
12 Centennial Cellular Corp                    Common            15133V208            16         6,200    SHARES
13 Christopher & Banks Co                      Common            171046105         1,556        75,000    SHARES
14 Cognizant Tech                              Common            192446102        11,102       153,700    SHARES
15 Comverse Technology Inc                     Common            205862402        34,779     3,471,000    SHARES
16 Cooper Companies Inc.                       Common            216648402         3,753       150,000    SHARES
17 Cost Plus, Inc.                             Common            221485105         1,434        50,000    SHARES
18 Fair Issac & Co Inc                         Common            303250104         4,270       100,000    SHARES
19 Federal Agricultural Mtg Corp               Common            313148306         1,532        50,000    SHARES
20 Fidelity National Fin'l Inc                 Common            316326107        32,365       985,850    SHARES
21 Foot Locker Inc                             Common            344849104        36,593     3,485,000    SHARES
22 Franklin Resources Inc                      Common            354613101        27,094       795,000    SHARES
23 Gatx Corp                                   Common            361448103           424        18,600    SHARES
24 GSI Commerce Inc                            Common            36238G102         1,460       400,000    SHARES
25 Heidrick & Struggles Inc                    Common            422819102        30,074     2,050,000    SHARES
26 Humana Inc                                  Common            444859102         1,000       100,000    SHARES
27 Impath Inc                                  Common            45255G101         3,944       200,000    SHARES
28 IMS Health Inc                              Common            449934108        25,600     1,600,000    SHARES
29 Insignia Financial Group Inc                Common            45767A105        10,194     1,406,000    SHARES
30 Insituform Technologies Inc                 Common            457667103         1,279        75,000    SHARES
31 International Game Technology               Common            459902102        61,359       808,200    SHARES
32 Iron Mountain Inc                           Common            462846106        17,413       527,499    SHARES
33 JC Penney Co                                Common            708160106         1,151        50,000    SHARES
34 Kellwood Company                            Common            488044108         2,600       100,000    SHARES
35 Kenneth Cole Prod Inc                       Common            193294105         1,523        75,000    SHARES
36 Kerzner Intl Ltd                            Common            P6065Y107        20,080     1,000,000    SHARES
37 Kinder Morgan Inc                           Common            49455P101        12,850       304,000    SHARES
38 Kindred Healthcare Inc                      Common            494580103        15,428       850,000    SHARES
39 Koninklijke Ahold NV                        Common              5252602           635        50,000    SHARES
40 Labranche & Co                              Common            505447102        17,716       665,000    SHARES
41 Lennar Corp                                 Common            526057104        25,542       495,000    SHARES
42 Liberty Media Corp - Cl B                   Common            530718204           309        33,600    SHARES
43 LNR Property Corp                           Common            501940100        25,099       709,000    SHARES
44 Movie Gallery Inc                           Common            624581104         1,300       100,000    SHARES

                                           Investment   Other         Voting Authority
      Name of Issuer                       Discretion  Managers   Sole      Shared    None
      --------------                       ----------  --------   ----      ------    ----
 1 Abercrombie & Fitch Co                      SOLE             2,895,000
 2 Albertson's Inc                             SOLE               100,000
 3 Allergan Inc                                SOLE                75,000
 4 Allied Capital Corp                         SOLE               100,000
 5 Alloy Inc                                   SOLE               462,600
 6 American Eagle Outfitters                   SOLE               100,000
 7 AmerisourceBergan Corp                      SOLE               525,000
 8 AOL Time Warner                             SOLE             1,540,000
 9 Beckman Coulter Inc                         SOLE                50,000
10 Carnival Corp                               SOLE               950,000
11 Catalina Marketing Corp                     SOLE             1,160,000
12 Centennial Cellular Corp                    SOLE                 6,200
13 Christopher & Banks Co                      SOLE                75,000
14 Cognizant Tech                              SOLE               153,700
15 Comverse Technology Inc                     SOLE             3,471,000
16 Cooper Companies Inc.                       SOLE               150,000
17 Cost Plus, Inc.                             SOLE                50,000
18 Fair Issac & Co Inc                         SOLE               100,000
19 Federal Agricultural Mtg Corp               SOLE                50,000
20 Fidelity National Fin'l Inc                 SOLE               985,850
21 Foot Locker Inc                             SOLE             3,485,000
22 Franklin Resources Inc                      SOLE               795,000
23 Gatx Corp                                   SOLE                18,600
24 GSI Commerce Inc                            SOLE               400,000
25 Heidrick & Struggles Inc                    SOLE             2,050,000
26 Humana Inc                                  SOLE               100,000
27 Impath Inc                                  SOLE               200,000
28 IMS Health Inc                              SOLE             1,600,000
29 Insignia Financial Group Inc                SOLE             1,406,000
30 Insituform Technologies Inc                 SOLE                75,000
31 International Game Technology               SOLE               808,200
32 Iron Mountain Inc                           SOLE               527,499
33 JC Penney Co                                SOLE                50,000
34 Kellwood Company                            SOLE               100,000
35 Kenneth Cole Prod Inc                       SOLE                75,000
36 Kerzner Intl Ltd                            SOLE             1,000,000
37 Kinder Morgan Inc                           SOLE               304,000
38 Kindred Healthcare Inc                      SOLE               850,000
39 Koninklijke Ahold NV                        SOLE                50,000
40 Labranche & Co                              SOLE               665,000
41 Lennar Corp                                 SOLE               495,000
42 Liberty Media Corp - Cl B                   SOLE                33,600
43 LNR Property Corp                           SOLE               709,000
44 Movie Gallery Inc                           SOLE               100,000

                                                                                  Value
      Name of Issuer                       Title Of Class          Cusip        (X $1,000)     Shares     SH/PRN     Put/Call
      --------------                       --------------          -----        ----------     ------     ------     --------
45 Nautica Enterprises Inc                     Common            639089101         8,432       759,000    SHARES
46 NDC Health Corp                             Common            639480102         1,990       100,000    SHARES
47 New York Community Bancorp                  Common            649445103        25,992       900,000    SHARES
48 Nike                                        Common            654106103         2,224        50,000    SHARES
49 Nordstrom Inc                               Common            655664100         1,423        75,000    SHARES
50 Omnicare Inc                                Common            681904108        44,344     1,860,850    SHARES
51 Oxford Health Plans Inc                     Common            691471106        40,860     1,121,000    SHARES
52 Pacific Sunwear CA Inc                      Common            694873100           885        50,000    SHARES
53 Palm Inc                                    Common            696642206           115         7,312    SHARES
54 PFSWeb Inc                                  Common            717098107           116       275,811    SHARES
55 Polo Ralph Lauren                           Common            731572103         5,440       250,000    SHARES
56 Ross Stores Inc                             Common            778296103        21,449       506,000    SHARES
57 Rotech Healthcare Inc                       Common            778669101         5,344       320,000    SHARES
58 S&P Midcap 400 Dep Rcpt                     Common            595635103        62,920       800,000    SHARES
59 Scholastic Corp                             Common            807066105         1,798        50,000    SHARES
60 SCP Pool Corp                               Common            784028102         2,190        75,000    SHARES
61 Sears Roebuck & Co                          Common            812387108         1,796        75,000    SHARES
62 Shuffle Master Inc                          Common            825549108         1,433        75,000    SHARES
63 Silicon Valley Bancshares                   Common            827064106         1,369        75,000    SHARES
64 Stratos Lightwave Inc                       Common            863100202            16         3,534    SHARES
65 Tetra Tech Inc                              Common            88162G103         1,220       100,000    SHARES
66 TJX Companies Inc                           Common            872540109         1,952       100,000    SHARES
67 Tribune Co                                  Common            896047107         3,410        75,000    SHARES
68 United Rentals Inc                          Common            911363109         8,705       809,000    SHARES
69 Van Der Moolen Holding NV                   Common              7106194        44,944     2,090,000    SHARES
70 Ventas Inc                                  Common            92276F100        26,335     2,300,000    SHARES
71 Viad Corp                                   Common            92552R109         6,906       309,000    SHARES
72 W.P. Stewart & Co Ltd                       Common            G84922106        12,687       708,000    SHARES
73 Wellpoint Health Networks Inc               Common            94973H108        33,801       475,000    SHARES
74 Weyerhaeuser Co                             Common            962166104         2,461        50,000    SHARES
75 William Hill PLC                            Common              3169889        33,037     9,060,000    SHARES
76 Winn-Dixie Stores Inc                       Common            974280109           764        50,000    SHARES
77 Yum! Brands Inc                             Common            988498101        62,124     2,565,000    SHARES

   Total                                                                       1,069,688

                                           Investment   Other          Voting Authority
      Name of Issuer                       Discretion  Managers      Sole   Shared   None
      --------------                       ----------  --------      ----   ------   ----
45 Nautica Enterprises Inc                     SOLE               759,000
46 NDC Health Corp                             SOLE               100,000
47 New York Community Bancorp                  SOLE               900,000
48 Nike                                        SOLE                50,000
49 Nordstrom Inc                               SOLE                75,000
50 Omnicare Inc                                SOLE             1,860,850
51 Oxford Health Plans Inc                     SOLE             1,121,000
52 Pacific Sunwear CA Inc                      SOLE                50,000
53 Palm Inc                                    SOLE                 7,312
54 PFSWeb Inc                                  SOLE               275,811
55 Polo Ralph Lauren                           SOLE               250,000
56 Ross Stores Inc                             SOLE               506,000
57 Rotech Healthcare Inc                       SOLE               320,000
58 S&P Midcap 400 Dep Rcpt                     SOLE               800,000
59 Scholastic Corp                             SOLE                50,000
60 SCP Pool Corp                               SOLE                75,000
61 Sears Roebuck & Co                          SOLE                75,000
62 Shuffle Master Inc                          SOLE                75,000
63 Silicon Valley Bancshares                   SOLE                75,000
64 Stratos Lightwave Inc                       SOLE                 3,534
65 Tetra Tech Inc                              SOLE               100,000
66 TJX Companies Inc                           SOLE               100,000
67 Tribune Co                                  SOLE                75,000
68 United Rentals Inc                          SOLE               809,000
69 Van Der Moolen Holding NV                   SOLE             2,090,000
70 Ventas Inc                                  SOLE             2,300,000
71 Viad Corp                                   SOLE               309,000
72 W.P. Stewart & Co Ltd                       SOLE               708,000
73 Wellpoint Health Networks Inc               SOLE               475,000
74 Weyerhaeuser Co                             SOLE                50,000
75 William Hill PLC                            SOLE             9,060,000
76 Winn-Dixie Stores Inc                       SOLE                50,000
77 Yum! Brands Inc                             SOLE             2,565,000

   Total